Exhibit 99.1
MONTHLY SERVICING STATEMENT
(Delivered pursuant to subsection 5.03 (a)
of the Indenture Supplement)

HSBC FINANCE CORPORATION, as Servicer ("HSBC Finance")
HSBC Funding (USA) Inc. V (the "Transferor")

HSBC PRIVATE LABEL CREDIT CARD MASTER NOTE TRUST (USA) I (the "Trust")

Class A and Class B Notes, Series 2007-1

This Certificate relates to the:
Distribution Date occurring on:	11/15/2007
Due Period beginning on:	10/01/2007
Due Period ending on:	10/31/2007
Interest Period beginning on:	10/15/2007
Interest Period ending on:	11/14/2007
Record Date:	10/31/2007

The Determination Date for the Due Period covered by this Monthly Servicing Statement shall be the earlier of the third Business Day and the fifth calendar day (or if the fifth calendar day is not a Business Day, then the preceding Business Day) preceding the fifteenth day of the Due Period covered by this Monthly Servicing Statement.

1. Pool One information with respect to the Due Period

(a) The aggregate amount of such Collections of Principal Receivables	905,333,716.51

(b) The aggregate amount of such Collections of Finance Charge and Administrative Receivables	196,753,522.89
(i) The amount of such aggregate with respect to finance charges was equal to	88,560,720.34

(ii) The amount of such aggregate with respect to fees was equal to	37,866,807.16

(iii) The amount of such aggregate with respect to Interchange was equal to	N/A
(iv) The amount of such aggregate with respect to Recoveries was equal to	12,538,736.89
(v) The amount of such aggregate with respect to Discount Option Receivables was equal to	57,787,258.50

(c) The Defaulted Amount	37,390,707.10

(d) The Adjusted Pool One Principal Balance for such Due Period	8,037,684,162.30

(i) The aggregate amount of Principal Receivables added to Pool One, if applicable

(A) Addition Date, if applicable		10/22/2007

(B) The aggregate amount of Principal Receivables added to Pool One on such Addition Date above		948,567,227.83
(e) The amount of Principal Receivables at the beginning of the Due Period		7,731,694,733.97
(f) The amount of Principal Receivables as of the last day of the Due Period		8,383,209,474.85

(g) Finance Charge and Administrative Receivables
(i) The amount of Finance Charge and Administrative Receivables, excluding Discount Option
Receivables, as of the last day of the Due Period		280,568,404.37
(ii) The amount of Discount Option Receivables as of the last day of the Due Period		535,098,477.12
(iii) The amount of Finance Charge and Administrative Receivables, including Discount Option Receivables, as of the last day of the Due Period		815,666,881.49

(h) (i) The gross cash yield, [ ((b)(i)+(b)(ii)+(b)(iii)+(b)(v)) * 12 / (e) ]		28.59%
(ii) The annualized net default rate, [((c)-(b)(iv)) *12 / (e)]		3.86%
(iii) The principal payment rate, [(a)/(e)]		11.71%

(i) Transferor Amount		7,354,636,902.85

(j) Transferor interest percentage (Transferor Amount/aggregate Series Adjusted Invested Amount)		715.03%

(k) As of last day of the Due Period, delinquent Receivables balance $		%
30-59 days delinquent	127,517,611.46	1.39%
60-89 days delinquent	86,324,527.16	0.94%
90-119 days delinquent	72,443,227.39	0.79%
120-149 days delinquent	59,491,038.16	0.65%
150-179 days delinquent	54,748,240.48	0.60%
180 days or more delinquent	25,844.78	0.00%

2. Series 2007-1 information for the Due Period

(a) The series is in the following period		Revolving

(b) Investor Percentage is equal to:

for Collections of Finance Charge and Administrative Receivables		7.109368326%

for Defaulted Amount		7.109368326%

for Collections of Principal Receivables	7.109368326%

(c) Investor Finance Charge and Administrative Collections is equal to	13,987,932.64

(d) Investor Defaulted Amount is equal to	2,658,243.09

(e) Investor Principal Collections is equal to	64,363,508.49

(f) The Monthly Servicing Fee, plus unpaid Monthly Servicing Fee is equal to	952,380.95

(g) Finance Charge Shortfall	0.00
(h) Excess Finance Charge and Administrative Collections allocated to Series 2007-1 from Excess Finance Charge Sharing Group One	0.00

(i) The Series Portfolio Yield is equal to	23.79235%
(j) The Base Rate is equal to	6.48269%
(k) Three month average of the Series Portfolio Yield less Base Rate	16.11472%

3. Determination of Monthly Interest for the Interest Period related to such Distribution Date
(a) LIBOR Determination Date	10/11/2007
LIBOR rate	5.09125%
The number of days in the Interest Period is equal to	31

(b) Class A Note Principal Balance - end of preceding Due Period	434,285,000.00
The Class A Note Interest Rate is equal to (LIBOR + 0.02%)	5.11125%
Interest accrual method	actual/ 360
Class A Monthly Interest is equal to	1,911,442.09

(c) Class B Note Principal Balance - end of preceding Due Period	65,715,000.00
The Class B Note Interest Rate is equal to (LIBOR + 0.11%)	5.20125%
Interest accrual method	actual/ 360
Class B Monthly Interest is equal to	294,327.90

4. Application of Available Investor Finance Charge and Administrative Collections and Excess Finance Charges

a. Available Investor Finance Charge and Administrative Collections and Excess Finance Charges and Administrative Collections for the Distribution Date is equal to	13,987,932.64

(i) The amount of Class A Monthly Interest is equal to	1,911,442.09

The amount of any Class A Monthly Interest previously due but not distributed is equal to	0.00

The amount of any Class A Additional Interest is equal to	0.00
The amount of any Class A Additional Interest previously due but not distributed is equal to	0.00

(ii) The amount of Class B Monthly Interest is equal to	294,327.90

The amount of any Class B Monthly Interest previously due but not distributed is equal to	0.00

The amount of any Class B Additional Interest is equal to	0.00
The amount of any Class B Additional Interest previously due but not distributed is equal to	0.00

(iii) The Monthly Servicing Fee, plus unpaid Monthly Servicing Fee is equal to	952,380.95

(iv) The Investor Defaulted Amount for such Distribution Date is equal to	2,658,243.09

(v) The amount of Investor Charge-offs reimbursed on such Distribution Date is equal to	0.00

The amount of Subordinated Principal Collections reimbursed on such Distribution Date is equal	0.00

(vi) The amount applied to accelerate Principal pursuant to Section 5.03 is equal to	0.00

(vii) The amount equal to the excess of the Required Reserve Account Amount over the Available Reserve Account Amount	0.00

(viii) the balance, which will constitute a portion of Excess Finance Charge and Administrative Collections or distributed to the Transferor	8,171,538.61

5. Available Investor Principal Collections with respect to the Due Period

Investor Principal Collections	64,363,508.49

less: Subordinated Principal Collections	0.00

plus: allocated Shared Principal Collections	0.00
plus: Refunding Proceeds	0.00
plus: reallocated Investor Finance Charge and Administrative Collections	2,658,243.09
Available Investor Principal Collections is equal to	67,021,751.58

6. Balance and distributions

(a) The Class A Note Principal Balance at the close of business on such Distribution Date (prior to giving effect to all payments on such Distribution Date) is equal to	434,285,000.00

The amount to be distributed to Class A Noteholders on such Distribution Date in payment of principal	0.00

The Class A Note Principal Balance at the close of business on such Distribution	434,285,000.00

(b) The Class B Note Principal Balance at the close of business on such Distribution Date (prior to giving effect to all payments on such Distribution Date) is equal to	65,715,000.00

The amount to be distributed to Class B Noteholders on such Distribution Date in payment of principal	0.00

The Class B Note Principal Balance at the close of business on such Distribution	65,715,000.00

(c) The O/C Amount at the close of business on such Distribution Date (prior to giving effect to all payments and adjustments on such Distribution Date) is equal to	71,428,572.00

The amount to be distributed to the O/C Holder on such Distribution Date in payment of the Excess O/C Amount	0.00

The O/C Amount at the close of business on such Distribution Date (after giving effect to all payments and adjustments on such Distribution Date) is equal to	71,428,572.00

The Required O/C Amount at the close of business on such Distribution Date (after giving effect to all payments and adjustments on such Distribution Date) is equal to	71,428,572.00

(d) Investor Charge-off for such Distribution Date is equal to	0.00

(e) The Invested Amount at the close of business on such Distribution Date (after giving effect to all payments and adjustments on such Distribution Date) is equal to	571,428,572.00

(f) The Adjusted Invested Amount at the close of business on such Distribution Date (after giving effect to all payments and adjustments on such Distribution Date) is equal to
571,428,572.00

(g) The Principal Funding Account balance on such Distribution Date (prior to giving effect to all payments on such Distribution Date) is equal to
0.00

The amount deposited to the Principal Funding Account on such Distribution Date	0.00

The Principal Funding Account balance on such Distribution Date (after giving effect to all payments on such Distribution Date) is equal to	0.00

(h) The Reserve Account balance on such Distribution Date (prior to giving effect to all payments on s on such Distribution Date and earnings) is equal to	0.00

Earnings retained in the Reserve Account on such Distribution Date, prior to distributions	0.00

The amount withdrawn from the Reserve Account on such Distribution Date	0.00

The amount deposited to the Reserve Account on such Distribution Date	0.00

The Reserve Account balance on such Distribution Date (after giving effect to all payments on such Distribution Date) is equal to	0.00

(i) The amount of distribution to Class A Noteholders per $1,000 Class A Note Initial Principal Balance
in respect of interest	4.40135
in respect of principal	0.00000

(j) The amount of distribution to Class B Noteholders per $1,000 Class B Note Initial Principal Balance
in respect of interest	4.47885
in respect of principal	0.00000

7. Other

(a) The total amount which will constitute a portion of Excess Finance Charge and Administrative Collections or be distributed from the Collection Account to the Transferor on such Distribution Date (after taking into consideration the amounts which have been netted with respect to all Series against deposits to the Collection Account) is equal to	10,377,308.60

(b) The total amount to be distributed from the Collection Account to the Transferor on such Distribution Date (after taking into consideration the amounts which have been netted with respect to all Series against deposits to the Collection Account) is equal to	8,171,538.61

HSBC FINANCE CORPORATION, as Servicer
HSBC Funding (USA) Inc. V
HSBC Private Label Credit Card Master Note Trust (USA) I
Class A and Class B Notes, Series 2007-1

The undersigned, a duly authorized representative of HSBC Finance Corporation, ("HSBC Finance")

as Servicer (the "Servicer"), pursuant to the Amended and Restated Transfer and Servicing Agreement

dated as of August 11, 2006 (the "Transfer and Servicing Agreement"), by and among the Servicer,

HSBC Funding (USA) Inc. V, as Transferor, and Wilmington Trust Company, as Owner Trustee does hereby certify with respect to the information set forth below as follows:

Capitalized terms used in this Certificate shall have the respective meanings set forth in the Transfer and Servicing Agreement.

HSBC Finance is, as of the date hereof, the Servicer under the Transfer and Servicing Agreement.

The undersigned is a Servicing Officer.

This Certificate relates to the Distribution Date occurring on November 15, 2007.

As of the date hereof, to the best knowledge of the undersigned, no Amortization Event has been deemed to have occurred on or prior to such Distribution Date.

The amounts specified to be deposited into and withdrawn from the Collection Account, as well as the amounts specified to be paid to the Transferor, the Servicer and the Noteholders are all in accordance with the requirements of the Transfer and Servicing Agreement, Master Indenture and Indenture

Supplement.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 11th day of November, 2007.

HSBC FINANCE CORPORATION

as Servicer,

By: /s/ Joyce A. Bevacqua
Title: Servicing Officer